Commitments And Contingencies (Narrative) (Details)	1 Months Ended	12 Months Ended
	Mar. 31, 2009 USD ($)	Dec. 31, 2015 USD ($) item contract	Dec. 31, 2014 USD ($)	Jul. 31, 2011 USD ($)	Jul. 31, 2006 item
Loss Contingencies [Line Items]
Number of aircraft | item		1,109
Number of asset value guarantees settled | item		3
Gain from the settlement of asset value guarantees		$ 22,600,000
Guarantee carrying value		$ 47,380,000	$ 133,500,000
Asset Value Guarantees [Member]
Loss Contingencies [Line Items]
Number of asset value guarantees settled | item		3
Number of asset value guarantees outstanding | contract		8
Asset guarantee loss provisions		$ 0	0
Guarantee carrying value		37,500,000	$ 133,500,000
Maximum aggregate potential commitment		168,400,000
Other Guarantees [Member]
Loss Contingencies [Line Items]
Guarantee carrying value		9,900,000
Maximum aggregate potential commitment		$ 22,400,000
Number of aircraft sold with a guarantee of the future lease cash flows | item		4
VASP Litigation [Member]
Loss Contingencies [Line Items]
Number of leases that company incurred obligations due to another company's default | item		9			7
Claim award for loss of profit plus accrued interest	$ 40,000,000
Damages awarded		$ 36,900,000
Transbrasil Litigation [Member]
Loss Contingencies [Line Items]
Aggregate amount due from AerCap				$ 210,000,000
Purchase Obligations [Member]
Loss Contingencies [Line Items]
Number of aircraft | item		447
Boeing [Member]
Loss Contingencies [Line Items]
Non-refundable deposits		$ 526,800,000
Airbus [Member]
Loss Contingencies [Line Items]
Non-refundable deposits		403,800,000
Embraer [Member]
Loss Contingencies [Line Items]
Non-refundable deposits		$ 7,500,000
Aircraft [Member] | VASP Litigation [Member]
Loss Contingencies [Line Items]
Number of capital leased assets | item		13
Engines [Member] | VASP Litigation [Member]
Loss Contingencies [Line Items]
Number of capital leased assets | item		3